SUPPLEMENTAL INFORMATION (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Non-Cash Operating Working Capital
Accounts receivable	(8,392)	(6,935)	(34,384)
Other current assets	(6,777)	(1,156)	4,007
Accounts payable	(37,245)	36,942	(58,552)
Changes in non-cash operating working capital	(52,414)	28,851	(88,929)
Other
Income taxes paid	18,087	4,448	17,946
Interest paid	58,416	55,957	49,826